Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	As of December 31,
	2022	2023
Current accounts	146,611	114,193
Time deposits (with original maturities of three months or less)	220,986	106,639
Ship management client accounts	14	181
Restricted cash	675	358
Total	368,286	221,371